Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

CALIFORNIA REPUBLIC BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

January 8, 2014

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among California Republic Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2013-2, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), CSC Logic, Inc, a Texas corporation (the “Backup Servicer”) and Deutsche Bank Trust Company Americas a New York banking corporation (the “Indenture Trustee”), dated as of November 1, 2013 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

(i) No Event of Default, Servicer Replacement Event has occurred and is continuing;

(ii) The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Andrew D. Reid
Andrew D. Reid
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2013-2

Pool ID:	CRAT132
Original Aggregate Note Balance	$247,160,000.00
Collection Period Start Date:	12/01/2013
Collection Period Ending Date:	12/31/2013
Prior Distribution Date:	12/16/2013
Current Distribution Date:	1/15/2014

I.	SUMMARY

	Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor
Class A-1 Notes	$39,000,000.00	$31,904,155.09	$7,010,402.97	$24,893,752.12	0.638301
Class A-2 Notes	$184,500,000.00	$184,500,000.00		$184,500,000.00	1.000000
Class B Notes	$11,890,000.00	$11,890,000.00		$11,890,000.00	1.000000
Class C Notes	$11,770,000.00	$11,770,000.00		$11,770,000.00	1.000000

Total Note Balance	$247,160,000.00	$240,064,155.09	$7,010,402.97	$233,053,752.12	0.942927

		Beginning Period Balance		Ending Period Balance
Overcollateralization		$4,407,881.85		$5,418,060.20
Reserve Account Balance		$626,061.12		$626,061.12
Net Pool Balance		$244,472,036.94		$238,471,812.32

		Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes		0.33000%	$31,904,155.09	$8,773.64
Class A-2 Notes		1.23000%	$184,500,000.00	$189,112.50
Class B Notes		2.31000%	$11,890,000.00	$22,888.25
Class C Notes		3.32000%	$11,770,000.00	$32,563.67

			$240,064,155.09	$253,338.06

II. AVAILABLE FUNDS

Interest Collections		$1,477,893.50
Principal Collections		$6,000,224.62
Repurchases		$—
Liquidation Proceeds		$—
Recoveries		$—
Investment Earnings		$10.24
Reimbursements of Prior Period Servicer Advances/Expenses		$(120,497.27)
Current Period Servicer Advances		$110,586.64

Total Collections		$7,468,217.73
Reserve Account Draw Amount		$—

Total Available Funds		$7,468,217.73

III. DISTRIBUTION OF AVAILABLE FUNDS
		Amount Due	Amount Paid	Shortfall
Servicing fees dues to master servicer	1.0000%	$203,726.70	$203,726.70	$—
Servicing fees dues to backup servicer		$750.00	$750.00	$—
Class A-1 Note Interest		$8,773.64	$8,773.64	$—
Class A-2 Note Interest		$189,112.50	$189,112.50	$—
First Allocation of Principal		$—	$—	$—
Class B Note Interest		$22,888.25	$22,888.25	$—
Second Allocation of Principal		$—	$—	$—
Class C Note Interest		$32,563.67	$32,563.67	$—
Third Allocation of Principal		$1,592,342.77	$1,592,342.77	$—
Reserve Account Deposit		$—	$—	$—
Regular Principal Distribution Amount		$7,011,884.53	$5,418,060.20	$1,593,824.33
Accrued and unpaid fees to owner/indenture trustees		$3,020.00	$—	$3,020.00
Remaining Funds to Certificate Holder		$—	$—	$—

		$9,065,062.06	$7,468,217.73	$1,596,844.33
First Allocation of Principal		$—
Second Allocation of Principal		$—
Third Allocation of Principal		$1,592,342.77
Regular Principal Distribution Amount		$5,418,060.20

Total Allocable Principal		$7,010,402.97

California Republic Auto Receivables Trust 2013-2

Pool ID:	CRAT132
Original Aggregate Note Balance	$247,160,000.00
Collection Period Start Date:	12/01/2013
Collection Period Ending Date:	12/31/2013
Prior Distribution Date:	12/16/2013
Current Distribution Date:	1/15/2014

IV. POOL

Pool Balance	$238,471,812.32
Number of Receivables Outstanding	11,633
Weighted Average Contract Rate	7.05%
Weighted Average Maturity	64.8

OVERCOLLATERALIZATION

Target O/C Amount	$7,011,884.53
Beginning Period O/C Amount	$4,407,881.85
Ending Period O/C Amount	$5,418,060.20

Overcollateralization Shortfall	$1,593,824.33

V. RESERVE ACCOUNT

Specified Reserve Account Balance	$626,061.12
Beginning Reserve Account Balance	$626,061.12
Reserve Account Deposits	$—
Reserve Account Earnings	$1.70
Distribute Earnings—Collection Account	$(1.70)
Reserve Account Draws	$—

Ending Reserve Account Balance	$626,061.12

VI. DELINQUENCY & LOSS
Delinquency	Number	Amount	% of Ending Pool Balance
30 - 59 Days	55	$1,110,481.55	0.466%
60 - 89 Days	11	$212,985.32	0.089%
90 + Days	—	$—	0.000%

Total	66	1,323,466.87	0.555%

Repossession Inventory	5	$101,135.45

	Current Period	Cumulative
Losses	$—	$—
Recoveries	$—	$—

Net Losses	$—	$—

Cumulative Net Loss Percentage		0.00%
Cumulative Recovery Rate		0.00%

California Republic Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Andrew D. Reid	January 8, 2014
Andrew D. Reid EVP, Chief Financial Officer	Date